OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
17.	OTHER PAYABLES

	June 30, 2013	December 31, 2012

Due to third parties	$664,865	$877,259
Promissory notes issued to third parties	4,477,414	3,352,394
Convertible notes payable	-	232,000
Due to local government	2,192,825	2,192,825
Miscellaneous	2,924,074	-
	$10,259,178	$6,654,478

Due to third parties are unsecured, interest free and have no fixed terms of repayment.

21.	OTHER PAYABLES

	2012	2011

Due to third parties	$877,259	$10,794,449
Promissory notes issued to third parties	3,352,394	-
Convertible notes payable	232,000	-
Due to local government	2,192,825	-
Due to employees and others	-	1,114,848
Land use rights payable	-	58,851
	$6,654,478	$11,968,148

Due to third parties, employees and others are unsecured, interest free and have no fixed terms of repayment.